Capital and Financing Transactions - Additional Information (Detail) - Subordinated debenture [member] - Fixed interest rate [member] ¥ in Billions	Dec. 20, 2022 JPY (¥)
Disclosure of objectives, policies and processes for managing capital [line items]
Debt description of variable rate basis	Interest is payable semi-annually at a rate of 1.800% per annum from and including the issue date to, but excluding, December 20, 2027, and thereafter to, but excluding, December 20, 2032, at the reference Japanese Government Bond rate plus 1.681%.
Interest rate	1.80%
Interest adjusted - Japanese Government Bond rate	1.681%
Subordinated debentures redemption date	Dec. 20, 2032
Notional amount	¥ 33